Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable Current And Noncurrent [Abstract]
Creditors	$ 329	$ 1,571
Brokers	2,112	1,935
Insurances	149	151
Professional and legal fees	116	167
Total accounts payable	$ 2,706	$ 3,824